Vanguard ESG U.S. Stock ETF Average Annual Total Returns - ETF Prospectus [Member]		12 Months Ended	60 Months Ended	75 Months Ended	120 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
FTSE US All Cap Choice Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.77%	14.59%	13.99%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.88%	13.78%	12.89%	12.48%
ETF Shares
Prospectus [Line Items]
Performance Inception Date	Sep. 18, 2018
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		24.34%	14.17%	13.55%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.81%	11.60%	11.23%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.68%	14.50%	13.89%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.69%	14.52%	13.91%